VESSELS AND EQUIPMENT, NET - Summary of Changes in Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Vessels and equipment [Roll Forward]
Transfer to vessels held for sale	$ 219,504
Depreciation	(135,548)	$ (129,839)	$ (123,699)
Transfer from newbuildings	219,500
Impairment loss on vessels	(11,780)	0	(4,187)
Vessels and Equipment
Vessels and equipment [Roll Forward]
Cost, beginning of period	3,300,778	3,435,885
Accumulated depreciation beginning balance	(634,993)	(555,564)
Vessels and equipment, net, beginning period	2,665,785	2,880,321
Disposals	(101,644)	(123,524)
Disposals, accumulated depreciation	30,335	30,358
Vessels and equipment, disposals, net	(71,309)	(93,166)
Transfer to vessels held for sale	(20,380)	(17,627)
Transfers to held for sale, accumulated depreciation	5,894	5,085
Transfers to held for sale, net	(14,486)	(12,542)
Depreciation	(120,602)	(114,872)
Transfer from newbuildings	219,504
Impairment loss on vessels	(11,780)
Balance, end of period	3,706,726	3,300,778	3,435,885
Accumulated depreciation ending balance	(719,366)	(634,993)	(555,564)
Vessels and equipment, net, ending period	2,987,360	2,665,785	$ 2,880,321
Vessels and Equipment | Other Acquisitions
Vessels and equipment [Roll Forward]
Additions	9,048	$ 6,044
Vessels and Equipment | Golden Hawk
Vessels and equipment [Roll Forward]
Additions	15,300
Vessels and Equipment | H-Line
Vessels and equipment [Roll Forward]
Additions	$ 295,900